Expense Example {- Fidelity Freedom Blend 2015 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2015 Fund - Fidelity Advisor Freedom Blend 2015 Fund- Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 29
3 years	89
5 years	154
10 years	$ 340